Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 355,081	$ 130,008	$ 29,070
Accounts receivable, net of allowance	222,750	271,159	168,303
Contract assets	320,124	297,960	292,407
Inventories	136,656	138,057	172,208
Other current assets	82,195	35,081	52,074
Total current assets	1,116,806	872,265	714,062
Property and equipment, net	6,914	7,255	7,423
Goodwill	265,153	265,153	265,153
Other intangible assets, net	1,258	1,321	2,528
Deferred tax assets and other assets	266,741	273,686	28,123
Total assets	1,656,872	1,419,680	1,017,289
Current liabilities:
Accounts payable	293,451	211,355	266,596
Accrued expenses	57,280	59,770	26,176
Deferred revenue	251,040	176,473	77,866
Total current liabilities	676,138	507,426	473,371
Long-term debt	147,289	147,147	0
TRA liability and other liabilities	276,298	280,246	42,785
Total liabilities	1,099,725	934,819	516,156
Commitments and contingencies
Redeemable preferred units, $0.001 par value, 0 and 238,096 units issued and outstanding, respectively		0	504,168
Redeemable non-controlling interest	3,909,522	3,560,628	0
Stockholders' deficit:
Accumulated net parent investment		0	(3,035)
Accumulated deficit	(3,352,390)	(3,075,782)	0
Additional paid-in-capital	0	0
Total parent company deficit		0	(3,035)
Total stockholders' deficit	(3,352,375)	(3,075,767)	0
Total liabilities, redeemable interests, and stockholders' deficit	1,656,872	1,419,680	1,017,289
Related Party [Member]
Current liabilities:
Other current liabilities	22,049	12,239	39,314
Nonrelated Party [Member]
Current liabilities:
Other current liabilities	52,318	47,589	63,419
Common Class A [Member]
Stockholders' deficit:
Common stock	5	5	0
Common Class B [Member]
Stockholders' deficit:
Common stock	$ 10	$ 10	$ 0